Share-Based Payments - Other Share Based Payment Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	5,746	5,831
Liabilities accrued	$ 377,000	$ 306,000
Compensation expense	757,000	540,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	213,000	140,000
Income tax expense (benefit)	$ (54,000)	$ (34,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	4,817	4,971
Liabilities accrued	$ 314,000	$ 258,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares)	929	860
Liabilities accrued	$ 63,000	$ 48,000